DERIVATIVE ASSETS AND LIABILITIES - Fair Value (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial assets and liabilities
Transfers into out of Level 1 assets and liabilities	$ 0	$ 0
Transfers into out of level 2 assets and liabilities	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial assets, at fair value	282,298,832	150,983,295
Financial liabilities, at fair value	758,663	52,786,176
Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	282,298,832	150,983,295
Financial liabilities, at fair value	758,663	52,786,176
Financial Liabilities Other Current
Fair value of financial assets and liabilities
Financial liabilities, at fair value	758,663	1,217,322
Financial Liabilities Other Current | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	758,663	1,217,322
Financial Liabilities Other Non Current
Fair value of financial assets and liabilities
Financial liabilities, at fair value		51,568,854
Financial Liabilities Other Non Current | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value		51,568,854
Financial Assets Other Current
Fair value of financial assets and liabilities
Financial assets, at fair value	961,705
Financial Assets Other Current | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	961,705
Financial Assets Other Noncurrent
Fair value of financial assets and liabilities
Financial assets, at fair value	281,337,127	150,983,295
Financial Assets Other Noncurrent | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 281,337,127	$ 150,983,295